Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Parties Transactions (Textual)
Rendered services amount	$ 4,300	$ 2,535	$ 2,511
Acquired services and software amount	224	309	$ 165
Trade payables balances due to related parties amount	31	106
Trade and other receivables balances due to its related parties	$ 648	$ 601